Other Assets (Tables)	12 Months Ended
Dec. 31, 2020
Miscellaneous Assets [Abstract]
Summary of Other Assets
	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Spare parts	$2,336	$2,156
Refundable deposits	1,879	2,009
Other financial assets	1,000	1,000
Deposit for mobile broadband license bidding (Note 19)	1,000	—
Others	2,316	2,450
	$8,531	$7,615
Current
Spare parts	$2,336	$2,156
Others	94	193
	$2,430	$2,349
Noncurrent
Refundable deposits	$1,879	$2,009
Other financial assets	1,000	1,000
Deposit for mobile broadband license bidding	1,000	—
Others	2,222	2,257
	$6,101	$5,266